OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 99.7%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Education -- 1.2%
-----------------------------------------------------------------------------
      $   550          Ohio Higher Educational Facilities,
                       (Case Western University),
                       6.50%, 10/1/20                            $    610,538
        2,625          Ohio Higher Educational Facilities,
                       (Oberlin College), Variable Rate,
                       10/1/29(1)(2)                                1,980,720
-----------------------------------------------------------------------------
                                                                 $  2,591,258
-----------------------------------------------------------------------------
Electric Utilities -- 4.3%
-----------------------------------------------------------------------------
      $ 2,000          Clyde, Electric System Revenue, (AMT),
                       6.00%, 11/15/14                           $  1,907,220
        1,185          Ohio Air Quality Development Authority,
                       (Dayton Power), 6.10%, 9/1/30                1,203,865
        2,330          Ohio Air Quality Development Authority,
                       RITES, Variable Rate, 5/1/26(1)(2)           1,666,020
        4,750          Ohio Water Development Authority,
                       Pollution Control Facilities, (Cleveland
                       Electric), (AMT), 6.10%, 8/1/20              4,584,130
-----------------------------------------------------------------------------
                                                                 $  9,361,235
-----------------------------------------------------------------------------
Escrowed / Prerefunded -- 2.6%
-----------------------------------------------------------------------------
      $ 1,000          Clermont County, (Mercy Health System),
                       (AMBAC), Prerefunded to 9/25/01,
                       Variable Rate, 10/5/21(1)                 $  1,125,000
        1,750          Lorain County, (Lakeland County
                       Hospital), Escrowed to Maturity,
                       6.50%, 11/15/12                              1,906,100
        1,700          Puerto Rico, RIBS, (AMBAC), Prerefunded
                       to 7/1/02, Variable Rate, 7/1/15             1,911,140
          600          Warren County, (Otterbein Homes),
                       Prerefunded to 7/1/01, 7.20%, 7/1/11           641,688
-----------------------------------------------------------------------------
                                                                 $  5,583,928
-----------------------------------------------------------------------------
General Obligations -- 8.7%
-----------------------------------------------------------------------------
      $ 3,035          Belmont County, 7.30%, 12/1/12            $  3,332,825
        7,000          Hamilton City School District,
                       5.50%, 12/1/24                               6,745,620
        1,000          Tuscarawas County Public Library
                       Improvement, 6.90%, 12/1/11                  1,042,530
        6,855          Youngstown, 7.35%, 7/1/05                    7,608,022
-----------------------------------------------------------------------------
                                                                 $ 18,728,997
-----------------------------------------------------------------------------
Hospital -- 15.6%
-----------------------------------------------------------------------------
      $ 1,000          Allen County LIMA, (Convalescent Home
                       Foundation), (GNMA), 6.40%, 1/1/21        $  1,024,250
        1,000          Butler County, (Hamilton-Hughe
                       Hospital), 7.50%, 1/1/10                     1,047,140
        2,100          Cuyahoga County Health Care Facilities,
                       (Benjamin Rose Institute),
                       5.50%, 12/1/28                               1,824,270
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Hospital (continued)
-----------------------------------------------------------------------------
      $ 2,100          Cuyahoga County, (Fairview General
                       Hospital), 6.25%, 8/15/10                 $  2,229,486
        1,000          East Liverpool, (City Hospital),
                       8.00%, 10/1/21                               1,053,450
        4,000          Erie County, (Firelands Community
                       Hospital), 6.75%, 1/1/08                     4,236,160
        3,000          Franklin County, (Children's Hospital),
                       6.60%, 5/1/13                                3,219,630
        1,015          Garfield Heights, (Marymount Hospital),
                       6.65%, 11/15/11                              1,101,082
        1,000          Garfield Heights, (Marymount Hospital),
                       6.70%, 11/15/15                              1,086,250
        5,115          Hamilton County, (Bethesda Hospital,
                       Inc.), 6.25%, 1/1/12                         5,350,239
        1,000          Hamilton County, (Wesley Hall),
                       6.50%, 3/1/15                                1,051,190
        2,200          Highland County, (Township Hospital),
                       6.75%, 12/1/29                               2,115,014
        3,800          Miami, (Upper Valley Medical Center),
                       6.375%, 5/15/26                              3,723,848
        1,000          Parma, (Parma Community General Hospital
                       Association), 5.35%, 11/1/18                   908,190
        4,250          Parma, (Parma Community General Hospital
                       Association), 5.375%, 11/1/29                3,735,197
-----------------------------------------------------------------------------
                                                                 $ 33,705,396
-----------------------------------------------------------------------------
Housing -- 12.7%
-----------------------------------------------------------------------------
      $ 1,300          Clermont County, (SEM Laurels), (FHA),
                       6.00%, 9/1/20                             $  1,318,356
        2,970          Cuyahoga County, (Rolling Hills Apts.),
                       (AMT), 8.00%, 1/1/28                         2,910,838
        2,500          Franklin County MFMR, (Tuttle Park),
                       (FHA), (AMT), 6.50%, 3/1/26                  2,617,125
        5,985          Franklin County MFMR, (Tuttle Park),
                       (FHA), (AMT), 6.60%, 3/1/36                  6,263,841
        3,645          Franklin County, (Hamilton Creek
                       Apartments), (FHA), (AMT),
                       5.55%, 7/1/24                                3,443,504
        1,000          Franklin County, (Hamilton Creek
                       Apartments), (FHA), (AMT),
                       5.80%, 7/1/14                                1,000,550
        2,500          Kent MFMR, (Silver Meadows), (GNMA),
                       (AMT), 7.30%, 12/20/36                       2,758,350
        2,935          Lucas County, (Country Creek), (AMT),
                       8.00%, 7/1/26                                2,810,086
          585          Ohio HFA SFMR, (GNMA), (AMT), Variable
                       Rate, 3/31/31(1)                               628,144
        1,000          Ohio HFA, (Aristocrat), (FHA), (AMT),
                       7.30%, 8/1/31                                1,033,870
        3,000          Ohio HFA, (GNMA), (AMT), 5.40%, 9/1/29       2,790,240
-----------------------------------------------------------------------------
                                                                 $ 27,574,904
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Industrial Development Revenue -- 19.3%
-----------------------------------------------------------------------------
      $ 4,500          Cleveland Airport, (Continental
                       Airlines), (AMT), 5.70%, 12/1/19          $  4,143,105
        2,000          Cuyahoga IDR, (Chippewa Place),
                       6.60%, 8/1/15                                2,088,080
        2,950          Dayton, Special Facilities Revenue,
                       (Emery Airline Freight), 5.625%, 2/1/18      2,738,013
          515          Ohio Economic Development Commission,
                       (Burrows Paper Corp.), (AMT),
                       7.625%, 6/1/11                                 543,315
          195          Ohio Economic Development Commission,
                       (Cheryl & Co.), (AMT), 5.50%, 12/1/04          199,772
          530          Ohio Economic Development Commission,
                       (Cheryl & Co.), (AMT), 5.90%, 12/1/09          548,237
        1,470          Ohio Economic Development Commission,
                       (Consolidated Biscuit), (AMT),
                       7.00%, 12/1/09                               1,584,939
        3,060          Ohio Economic Development Commission, (J
                       J & W LP), (AMT), 6.70%, 12/1/14             3,242,988
        1,020          Ohio Economic Development Commission,
                       (Kmart Corp.), 6.75%, 5/15/07                1,048,917
          750          Ohio Economic Development Commission,
                       (Luigino's, Inc.), (AMT), 6.85%, 6/1/01        751,695
        1,525          Ohio Economic Development Commission,
                       (Progress Plastic Products), (AMT),
                       7.80%, 12/1/09                               1,707,863
          425          Ohio Economic Development Commission,
                       (Progress Plastics Products), (AMT),
                       6.80%, 12/1/01                                 431,728
        1,000          Ohio Economic Development Commission,
                       (Royal Appliance Manufacturing Co.),
                       (AMT), 7.625%, 12/1/11                       1,061,100
          680          Ohio Economic Development Commission,
                       (Royal Appliance Manufacturing Co.),
                       (AMT), 7.625%, 12/1/11                         721,548
          880          Ohio Economic Development Commission,
                       (VSM Corp.), (AMT), 7.375%, 12/1/11            929,324
        5,000          Ohio Environmental Facilities, (Ford
                       Motor Co.), (AMT), 5.95%, 9/1/29             4,982,400
        2,200          Ohio Environmental Improvement, (USX
                       Corp.), 5.625%, 5/1/29                       2,006,950
        1,000          Ohio Pollution Control, (Standard Oil
                       Co.), 6.75%, 12/1/15                         1,127,470
        4,000          Ohio Solid Waste Disposal, (USG Corp.),
                       (AMT), 5.65%, 3/1/33                         3,610,880
        1,000          Ohio Solid Waste Disposal, (USG Corp.),
                       (AMT), 6.05%, 8/1/34                           968,210
        3,000          Ohio Solid Waste Revenue, (Republic
                       Engineered Steels, Inc.), (AMT),
                       9.00%, 6/1/21                                3,161,070
        4,000          Puerto Rico Port Authority, (American
                       Airlines), (AMT), 6.25%, 6/1/26              4,075,600
-----------------------------------------------------------------------------
                                                                 $ 41,673,204
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Insured-Education -- 1.4%
-----------------------------------------------------------------------------
      $ 1,000          Ohio HEFA, (University of Dayton),
                       (FGIC), 5.80%, 12/1/14                    $  1,015,660
        2,000          University of Akron, (FGIC), Variable
                       Rate, 1/1/29(1)(2)                           1,980,000
-----------------------------------------------------------------------------
                                                                 $  2,995,660
-----------------------------------------------------------------------------
Insured-Electric Utilities -- 2.9%
-----------------------------------------------------------------------------
      $ 1,650          Cleveland Public Power System, (MBIA),
                       7.00%, 11/15/17                           $  1,761,606
        2,000          Cuyahoga County Utility Systems,
                       (Medical Center Co.), (MBIA), (AMT),
                       6.10%, 8/15/15                               2,046,080
           10          Ohio Air Quality Development Authority,
                       (Ohio Power), (AMBAC), 5.15%, 5/1/26             9,050
        2,300          Puerto Rico Electric Power Authority,
                       STRIPES, (FSA), Variable Rate, 7/1/02(1)     2,438,000
-----------------------------------------------------------------------------
                                                                 $  6,254,736
-----------------------------------------------------------------------------
Insured-General Obligations -- 4.6%
-----------------------------------------------------------------------------
      $ 3,700          Avon Lake City School District, (FGIC),
                       5.50%, 12/1/26                            $  3,570,833
        2,110          Hudson Local School District, (FGIC),
                       0.00%, 12/15/09                              1,251,863
        2,600          Norwalk City School District, (AMBAC),
                       4.75%, 12/1/26                               2,180,516
        3,000          Puerto Rico, (FSA), Variable Rate,
                       7/1/22(1)(2)                                 3,127,500
-----------------------------------------------------------------------------
                                                                 $ 10,130,712
-----------------------------------------------------------------------------
Insured-Hospital -- 10.5%
-----------------------------------------------------------------------------
      $ 5,245          Cuyahoga County, (Cleveland Clinic),
                       (MBIA), 5.125%, 1/1/29                    $  4,658,032
        3,000          Hamilton County, (Childrens Hospital
                       Medical Center), (MBIA), 4.75%, 5/15/28      2,484,540
        2,750          Mansfield, (Mansfield General Hospital),
                       (AMBAC), 6.70%, 12/1/09                      2,922,370
        5,000          Middleburg Heights, (Southwestern
                       General), (FSA), 5.75%, 8/15/21              4,971,900
        1,000          Montgomery County, (Miami Valley
                       Hospital), (AMBAC), 6.25%, 11/15/16          1,029,210
        6,565          Portage County, (Robinson Memorial
                       Hospital), (MBIA), 5.80%, 11/15/15           6,630,059
-----------------------------------------------------------------------------
                                                                 $ 22,696,111
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Insured-Housing -- 0.5%
-----------------------------------------------------------------------------
      $ 1,100          Ohio Capital Corp., (Horizon
                       Apartments), (FHA), (MBIA),
                       6.50%, 1/1/23                             $  1,128,523
-----------------------------------------------------------------------------
                                                                 $  1,128,523
-----------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.1%
-----------------------------------------------------------------------------
      $ 1,500          Hamilton County Sales Tax, (MBIA),
                       4.75%, 12/1/27                            $  1,249,155
        1,575          Puerto Rico Infrastructure Financing
                       Authority, (AMBAC), Variable Rate,
                       7/1/28(1)                                    1,082,088
-----------------------------------------------------------------------------
                                                                 $  2,331,243
-----------------------------------------------------------------------------
Insured-Transportation -- 2.0%
-----------------------------------------------------------------------------
      $ 1,600          Ohio Turnpike Commission, (FGIC),
                       4.50%, 2/15/24                            $  1,291,968
          650          Ohio Turnpike Commission, (FGIC),
                       4.75%, 2/15/28                                 541,768
        3,000          Puerto Rico Highway and Transportation
                       Authority, (FSA), 4.75%, 7/1/38              2,521,890
-----------------------------------------------------------------------------
                                                                 $  4,355,626
-----------------------------------------------------------------------------
Nursing Home -- 6.0%
-----------------------------------------------------------------------------
      $ 2,000          Cuyahoga County Health Care Facilities,
                       (Benjamin Rose Institute),
                       5.50%, 12/1/17                            $  1,806,100
        1,305          Cuyahoga County, (Maple Care Center),
                       (GNMA), (AMT), 8.00%, 8/20/16                1,510,968
        1,205          North Canton Health Care Facilities,
                       (St. Luke Lutheran), (GNMA),
                       6.10%, 9/20/16                               1,244,235
        6,455          North Canton Health Care Facilities,
                       (St. Luke Lutheran), (GNMA),
                       9.55%, 3/20/32                               8,341,990
-----------------------------------------------------------------------------
                                                                 $ 12,903,293
-----------------------------------------------------------------------------
Senior Living / Life Care -- 4.2%
-----------------------------------------------------------------------------
      $ 1,990          Franklin County, (Kensington Place),
                       6.75%, 1/1/34                             $  2,083,470
        1,000          Hamilton County Hospital Facilities,
                       (Episcopal Retirement Home),
                       6.80%, 1/1/08                                1,052,210
        1,800          Marion, Health Care, (United Church
                       Home), 6.30%, 11/15/15                       1,798,038
        2,400          Ohio HFA, Retirement Rental Housing,
                       (Encore Retirement Partners),
                       6.75%, 3/1/19                                2,203,512
        2,250          Summit County Healthcare Facilities,
                       (Village at Saint Edward),
                       5.75%, 12/1/25                               2,018,093
-----------------------------------------------------------------------------
                                                                 $  9,155,323
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Solid Waste -- 1.0%
-----------------------------------------------------------------------------
      $ 2,400          Ohio Water Development Authority, Solid
                       Waste Disposal Revenue, (Bay Shore
                       Power), (AMT), 5.875%, 9/1/20             $  2,268,864
-----------------------------------------------------------------------------
                                                                 $  2,268,864
-----------------------------------------------------------------------------
Special Tax Revenue -- 0.5%
-----------------------------------------------------------------------------
      $ 1,350          Puerto Rico Infrastructure Financing
                       Authority, Variable Rate, 7/1/28(1)(2)    $  1,068,336
-----------------------------------------------------------------------------
                                                                 $  1,068,336
-----------------------------------------------------------------------------
Transportation -- 0.1%
-----------------------------------------------------------------------------
      $   250          Puerto Rico Highway and Transportation
                       Authority, 5.00%, 7/1/36                  $    217,848
-----------------------------------------------------------------------------
                                                                 $    217,848
-----------------------------------------------------------------------------
Water and Sewer -- 0.5%
-----------------------------------------------------------------------------
      $ 1,000          Vermilion Water, 7.25%, 8/15/15           $  1,034,190
-----------------------------------------------------------------------------
                                                                 $  1,034,190
-----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.7%
   (identified cost $213,863,078)                                $215,759,387
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.3%                           $    704,640
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $216,464,027
-----------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1999, 24.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.5% to 9.3% of total investments.

(1)  Security has been issued as an inverse floater bond.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                            $249,159,445        $354,418,699          $207,184,612             $17,055,906
   Unrealized appreciation                      14,341,009             332,434             3,222,113                 439,536
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                         $263,500,454        $354,751,133          $210,406,725             $17,495,442
---------------------------------------------------------------------------------------------------------------------------------
Cash                                          $    888,118        $         --          $         --             $        --
Receivable for investments sold                  3,120,000             135,000               128,071                 838,086
Interest receivable                              3,715,263           7,042,312             3,214,012                 340,169
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                  $271,223,835        $361,928,445          $213,748,808             $18,673,697
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased             $         --        $  3,494,505          $         --             $   474,730
Payable for when-issued securities               1,003,150           3,892,080                    --                      --
Demand note payable                                     --           7,600,000             1,400,000                 200,000
Due to bank                                             --              59,429                55,791                  56,818
Payable to affiliate for Trustees' fees                 --               2,364                    --                      --
Accrued expenses                                    20,487               7,795                15,910                   5,310
---------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                             $  1,023,637        $ 15,056,173          $  1,471,701             $   736,858
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                      $270,200,198        $346,872,272          $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                            $255,859,189        $346,539,838          $209,054,994             $17,497,303
Net unrealized appreciation (computed on
   the
   basis of identified cost)                    14,341,009             332,434             3,222,113                 439,536
---------------------------------------------------------------------------------------------------------------------------------
TOTAL                                         $270,200,198        $346,872,272          $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 1999

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                           $401,043,782      $213,863,078        $41,277,750              $26,667,588
   Unrealized appreciation
      (depreciation)                            8,227,808         1,896,309           (506,458)                (147,896)
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                        $409,271,590      $215,759,387        $40,771,292              $26,519,692
-----------------------------------------------------------------------------------------------------------------------------
Cash                                         $         --      $         --        $   411,282              $        --
Receivable for investments sold                10,210,636        12,945,663            624,910                  433,777
Interest receivable                             6,715,802         3,339,496            849,721                  443,645
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                 $426,198,028      $232,044,546        $42,657,205              $27,397,114
-----------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased            $ 17,073,721      $  9,611,117        $   431,572              $        --
Payable for when-issued securities              6,459,684                --            489,044                       --
Demand note payable                               500,000         5,900,000                 --                  400,000
Due to bank                                        22,638            53,923                 --                   33,138
Payable to affiliate for Trustees' fees                --             1,603                 --                      211
Accrued expenses                                   23,874            13,876              4,892                    2,889
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                            $ 24,079,917      $ 15,580,519        $   925,508              $   436,238
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                     $402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
-----------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                           $393,890,303      $214,567,718        $42,238,155              $27,108,772
Net unrealized appreciation
   (depreciation) (computed on the basis
   of identified cost)                          8,227,808         1,896,309           (506,458)                (147,896)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL                                        $402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                          CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
Interest                                      $ 17,309,148        $ 23,427,863          $ 13,963,691             $ 1,130,481
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                       $ 17,309,148        $ 23,427,863          $ 13,963,691             $ 1,130,481
---------------------------------------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                        $  1,408,907        $  1,827,598          $  1,029,634             $    31,879
Trustees fees and expenses                          26,047              29,327                21,114                     257
Legal and accounting services                       38,864              41,270                34,959                  17,304
Custodian fee                                      152,205             185,030               114,536                  17,873
Miscellaneous                                       23,655              55,994                19,428                   5,263
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                $  1,649,678        $  2,139,219          $  1,219,671             $    72,576
---------------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                 $     56,891        $    185,030          $     38,928             $     4,020
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                      $     56,891        $    185,030          $     38,928             $     4,020
---------------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                  $  1,592,787        $  1,954,189          $  1,180,743             $    68,556
---------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                         $ 15,716,361        $ 21,473,674          $ 12,782,948             $ 1,061,925
---------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                             $  2,827,671        $  8,811,395          $  2,172,182             $   208,014
   Financial futures contracts                     218,663             (74,128)              676,780                  14,376
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                             $  3,046,334        $  8,737,267          $  2,848,962             $   222,390
---------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)        $(30,348,569)       $(44,899,518)         $(23,254,394)            $(1,697,757)
   Financial futures contracts                     376,199             398,880                    --                  22,941
---------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                             $(29,972,370)       $(44,500,638)         $(23,254,394)            $(1,674,816)
---------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS              $(26,926,036)       $(35,763,371)         $(20,405,432)            $(1,452,426)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $(11,209,675)       $(14,289,697)         $ (7,622,484)            $  (390,501)
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

                                          NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
Interest                                     $ 26,318,419      $ 14,525,315        $ 2,412,221              $ 1,670,867
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $ 26,318,419      $ 14,525,315        $ 2,412,221              $ 1,670,867
-----------------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  2,052,610      $  1,056,733        $   108,206              $    63,145
Trustees fees and expenses                         28,764            21,487              2,572                    2,642
Legal and accounting services                      48,964            33,704             19,472                   19,068
Custodian fee                                     194,113           124,932             30,584                   26,890
Miscellaneous                                      58,634            66,783              5,550                    9,790
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  2,383,085      $  1,303,639        $   166,384              $   121,535
-----------------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $     32,559      $     21,444        $    13,858              $     6,258
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $     32,559      $     21,444        $    13,858              $     6,258
-----------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  2,350,526      $  1,282,195        $   152,526              $   115,277
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $ 23,967,893      $ 13,243,120        $ 2,259,695              $ 1,555,590
-----------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $    224,797      $   (140,216)       $  (176,858)             $   209,894
   Financial futures contracts                   (291,627)           (6,744)           135,208                   58,720
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $    (66,830)     $   (146,960)       $   (41,650)             $   268,614
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $(39,003,854)     $(17,738,121)       $(3,927,649)             $(2,808,929)
   Financial futures contracts                    633,222           129,636                 --                   45,458
-----------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $(38,370,632)     $(17,608,485)       $(3,927,649)             $(2,763,471)
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS             $(38,437,462)     $(17,755,445)       $(3,969,299)             $(2,494,857)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $(14,469,569)     $ (4,512,325)       $(1,709,604)             $  (939,267)
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 15,716,361        $  21,473,674         $ 12,782,948             $ 1,061,925
   Net realized gain                             3,046,334            8,737,267            2,848,962                 222,390
   Net change in unrealized appreciation
      (depreciation)                           (29,972,370)         (44,500,638)         (23,254,394)             (1,674,816)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                 $(11,209,675)       $ (14,289,697)        $ (7,622,484)            $  (390,501)
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 26,307,078        $  22,428,860         $ 22,537,239             $ 1,934,210
   Withdrawals                                 (56,905,888)        (117,286,711)         (53,364,100)             (4,346,534)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(30,598,810)       $ (94,857,851)        $(30,826,861)            $(2,412,324)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(41,808,485)       $(109,147,548)        $(38,449,345)            $(2,802,825)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $312,008,683        $ 456,019,820         $250,726,452             $20,739,664
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $270,200,198        $ 346,872,272         $212,277,107             $17,936,839
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1999

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 23,967,893      $ 13,243,120        $ 2,259,695              $ 1,555,590
   Net realized gain (loss)                       (66,830)         (146,960)           (41,650)                 268,614
   Net change in unrealized appreciation
      (depreciation)                          (38,370,632)      (17,608,485)        (3,927,649)              (2,763,471)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                                $(14,469,569)     $ (4,512,325)       $(1,709,604)             $  (939,267)
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 31,675,644      $ 15,132,326        $ 7,437,315              $ 1,765,713
   Withdrawals                               (101,151,980)      (49,186,424)        (6,067,386)              (5,785,114)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                 $(69,476,336)     $(34,054,098)       $ 1,369,929              $(4,019,401)
-----------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                   $(83,945,905)     $(38,566,423)       $  (339,675)             $(4,958,668)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $486,064,016      $255,030,450        $42,071,372              $31,919,544
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $402,118,111      $216,464,027        $41,731,697              $26,960,876
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET ASSETS         CALIFORNIA PORTFOLIO  FLORIDA PORTFOLIO  MASSACHUSETTS PORTFOLIO  MISSISSIPPI PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                      $ 16,749,988        $  24,411,408         $ 13,279,143             $ 1,095,413
   Net realized gain                             5,489,144           10,921,955            5,581,339                 573,326
   Net change in unrealized appreciation
      (depreciation)                             7,467,292           12,878,283            3,418,130                 114,281
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                 $ 29,706,424        $  48,211,646         $ 22,278,612             $ 1,783,020
---------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $ 22,739,308        $  23,116,173         $ 23,126,655             $ 1,791,601
   Withdrawals                                 (67,441,064)        (129,509,414)         (48,353,576)             (4,961,704)
---------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                               $(44,701,756)       $(106,393,241)        $(25,226,921)            $(3,170,103)
---------------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                    $(14,995,332)       $ (58,181,595)        $ (2,948,309)            $(1,387,083)
---------------------------------------------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------------------------------------------
At beginning of year                          $327,004,015        $ 514,201,415         $253,674,761             $22,126,747
---------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                $312,008,683        $ 456,019,820         $250,726,452             $20,739,664
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET ASSETS         NEW YORK PORTFOLIO  OHIO PORTFOLIO  RHODE ISLAND PORTFOLIO  WEST VIRGINIA PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                     $ 26,577,893      $ 14,511,143        $ 2,164,155              $ 1,733,679
   Net realized gain (loss)                    16,834,383         3,940,354            (61,270)                 410,963
   Net change in unrealized appreciation
      (depreciation)                            3,990,623         2,570,827          1,425,915                  669,508
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $ 47,402,899      $ 21,022,324        $ 3,528,800              $ 2,814,150
-----------------------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $ 21,974,717      $ 12,482,905         45,483,365              $ 1,913,546
   Withdrawals                               (110,917,114)      (49,743,364)        (7,158,442)              (6,311,147)
-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $(88,942,397)     $(37,260,459)       $(1,675,077)             $(4,397,601)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $(41,539,498)     $(16,238,135)       $ 1,853,723              $(1,583,451)
-----------------------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------------------
At beginning of year                         $527,603,514      $271,268,585        $40,217,649              $33,502,995
-----------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                               $486,064,016      $255,030,450        $42,071,372              $31,919,544
-----------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                              CALIFORNIA PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.56%     0.55%     0.57%     0.57%       0.59%
Expenses after custodian fee
   reduction                      0.54%     0.53%     0.56%     0.56%       0.58%
Net investment income             5.30%     5.33%     5.76%     5.93%       6.22%
Portfolio Turnover                  28%       16%       12%       14%         58%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $270,200  $312,009  $327,004  $370,590  $410,763
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               FLORIDA PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.52%     0.51%     0.52%     0.52%       0.55%
Expenses after custodian fee
   reduction                      0.48%     0.47%     0.48%     0.49%       0.52%
Net investment income             5.26%     5.03%     5.53%     5.67%       5.94%
Portfolio Turnover                  40%       25%       54%       51%         61%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $346,843  $456,020  $514,201  $624,374  $712,203
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                            MASSACHUSETTS PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.52%     0.54%     0.53%     0.55%       0.56%
Expenses after custodian fee
   reduction                      0.50%     0.52%     0.52%     0.54%       0.53%
Net investment income             5.40%     5.36%     5.75%     5.77%       6.00%
Portfolio Turnover                  24%       28%       35%       51%         87%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $212,277  $250,726  $253,675  $281,129  $302,170
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                           MISSISSIPPI PORTFOLIO
                                -------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------
Net expenses                    0.36%    0.37%    0.38%    0.29%       0.27%
Net expenses after custodian
   fee reduction                0.34%    0.35%    0.37%    0.26%       0.23%
Net investment income           5.30%    5.21%    5.59%    5.77%       5.97%
Portfolio Turnover                16%      17%       6%      12%         52%
---------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $17,937  $20,740  $22,127  $25,280  $28,993
---------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the
   Investment Adviser fee, an allocation of expenses to the Investment
   Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses                                                   0.40%       0.39%
Expenses after custodian fee
   reduction                                               0.37%       0.35%
Net investment income                                      5.66%       5.85%
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               NEW YORK PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.53%     0.53%     0.57%     0.52%       0.54%
Expenses after custodian fee
   reduction                      0.52%     0.51%     0.57%     0.49%       0.51%
Net investment income             5.30%     5.28%     5.60%     5.64%       5.97%
Portfolio Turnover                  41%       55%       44%       47%         55%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $402,118  $486,064  $527,604  $604,530  $652,736
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 OHIO PORTFOLIO
                                ------------------------------------------------
                                            YEAR ENDED SEPTEMBER 30,
                                ------------------------------------------------
                                  1999      1998      1997      1996      1995
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                          0.55%     0.56%     0.56%     0.57%       0.57%
Expenses after custodian fee
   reduction                      0.54%     0.54%     0.55%     0.56%       0.55%
Net investment income             5.54%     5.50%     5.70%     5.69%       5.80%
Portfolio Turnover                  59%       17%       30%       35%         51%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $216,464  $255,030  $271,269  $292,671  $319,017
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          RHODE ISLAND PORTFOLIO
                                -------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------
Net expenses                    0.39%    0.39%    0.27%    0.27%       0.29%
Net expenses after custodian
   fee reduction                0.35%    0.36%    0.23%    0.24%       0.25%
Net investment income           5.24%    5.28%    5.54%    5.69%       5.96%
Portfolio Turnover                18%      24%      39%      25%         42%
---------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                     $41,732  $42,071  $40,218  $42,167  $42,906
---------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the
   Investment Adviser fee, an allocation of expenses to the Investment
   Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses                                          0.39%    0.40%       0.41%
Expenses after custodian fee
   reduction                                      0.35%    0.37%       0.37%
Net investment income                             5.42%    5.56%       5.84%
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                          WEST VIRGINIA PORTFOLIO
                                -------------------------------------------
                                         YEAR ENDED SEPTEMBER 30,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Ratios to average daily net assets+
---------------------------------------------------------------------------
Net expenses                    0.40%    0.37%    0.38%    0.42%       0.31%
Net expenses after custodian
   fee reduction                0.38%    0.34%    0.36%    0.38%       0.29%
Net investment income           5.13%    5.34%    5.44%    5.41%       5.81%
Portfolio Turnover                32%      16%      24%      43%         19%
---------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)              $26,961  $31,920  $33,503  $39,501  $40,835
---------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the
   Investment Adviser fee, an allocation of expenses to the Investment
   Adviser, or both. Had such action not been taken, the ratios would have been as follows:
Expenses                                                               0.39%
Expenses after custodian fee
   reduction                                                           0.37%
Net investment income                                                  5.73%
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Municipals Portfolio (California Portfolio), Florida Municipals Portfolio (Florida Portfolio), Massachusetts Municipals Portfolio (Massachusetts Portfolio), Mississippi Municipals Portfolio (Mississippi Portfolio), New York Municipals Portfolio (New York Portfolio), Ohio Municipals Portfolio (Ohio Portfolio), Rhode Island Municipals Portfolio (Rhode Island Portfolio) and West Virginia Municipals Portfolio (West Virginia Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified, open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for Federal income tax purposes.

 C Income Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolios will allocate at least annually among their respective investors, each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H Other -- Investment transactions are accounted for on a trade date basis.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of operating expenses on the Statement of Operations.
2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 1999, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT      EFFECTIVE RATE*
    ---------------------------------------------------------------------
    California                                $1,408,907             0.48%
    Florida                                    1,827,598             0.45%
    Massachusetts                              1,029,634             0.44%
    Mississippi                                   31,879             0.16%
    New York                                   2,052,610             0.45%
    Ohio                                       1,056,733             0.44%
    Rhode Island                                 108,206             0.25%
    West Virginia                                 63,145             0.21%

    *    Advisory fees paid as a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

   Certain officers and Trustees of the Portfolios are officers of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 1999, no significant amounts have been deferred.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities, purchased option transactions and short-term obligations, for the year ended September 30, 1999 were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 81,972,602
    Sales                                      101,383,004

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $159,988,168
    Sales                                      214,567,688

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 56,924,629
    Sales                                       73,252,378

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  3,085,362
    Sales                                        4,561,931

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $182,436,319
    Sales                                      218,164,200

    OHIO PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $140,272,618
    Sales                                      156,522,546

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $ 11,081,928
    Sales                                        7,518,444
    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    Purchases                                 $  9,538,990
    Sales                                       12,045,005

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in the value of the investments owned by each Portfolio at September 30, 1999, as computed on a federal income tax basis, were as follows:

    CALIFORNIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $249,159,445
    ------------------------------------------------------
    Gross unrealized appreciation             $ 19,953,401
    Gross unrealized depreciation               (5,612,392)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 14,341,009
    ------------------------------------------------------

    FLORIDA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $354,418,699
    ------------------------------------------------------
    Gross unrealized appreciation             $ 13,515,155
    Gross unrealized depreciation              (13,182,721)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    332,434
    ------------------------------------------------------

    MASSACHUSETTS PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $207,184,612
    ------------------------------------------------------
    Gross unrealized appreciation             $  9,347,932
    Gross unrealized depreciation               (6,125,819)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  3,222,113
    ------------------------------------------------------

    MISSISSIPPI PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 17,055,906
    ------------------------------------------------------
    Gross unrealized appreciation             $    719,116
    Gross unrealized depreciation                 (279,580)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $    439,536
    ------------------------------------------------------

    NEW YORK PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $401,051,530
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,843,312
    Gross unrealized depreciation               (6,623,252)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  8,220,060
    ------------------------------------------------------

    OHIO PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $213,863,078
    ------------------------------------------------------
    Gross unrealized appreciation             $  6,590,158
    Gross unrealized depreciation               (4,693,849)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  1,896,309
    ------------------------------------------------------

    RHODE ISLAND PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 41,277,750
    ------------------------------------------------------
    Gross unrealized appreciation             $    797,592
    Gross unrealized depreciation               (1,304,050)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (506,458)
    ------------------------------------------------------

    WEST VIRGINIA PORTFOLIO
    ------------------------------------------------------
    AGGREGATE COST                            $ 26,765,403
    ------------------------------------------------------
    Gross unrealized appreciation             $    482,409
    Gross unrealized depreciation                 (728,120)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $   (245,711)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million ($120 million effective October 12, 1999) unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 1999, the Florida Portfolio, Massachusetts Portfolio, Mississippi Portfolio, New York Portfolio, Ohio Portfolio and West Virginia Portfolio had a balance outstanding pursuant to this line of credit of

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   $7,600,000, $1,400,000, $200,000, $500,000, $5,900,000 and $400,000,
   respectively. The Portfolios did not have any significant borrowings or allocated fees during the year ended September 30, 1999.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At September 30, 1999, there were no such financial instruments outstanding.

EATON VANCE MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF THE CALIFORNIA MUNICIPALS PORTFOLIO, FLORIDA MUNICIPALS PORTFOLIO, MASSACHUSETTS MUNICIPALS PORTFOLIO, MISSISSIPPI MUNICIPALS PORTFOLIO, NEW YORK MUNICIPALS PORTFOLIO, OHIO MUNICIPALS PORTFOLIO, RHODE ISLAND MUNICIPALS PORTFOLIO, AND WEST VIRGINIA MUNICIPALS PORTFOLIO
---------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the California Municipals Portfolio, Florida Municipals Portfolio, Massachusetts Municipals Portfolio, Mississippi Municipals Portfolio, New York Municipals Portfolio, Ohio Municipals Portfolio, Rhode Island Municipals Portfolio, and West Virginia Municipals Portfolio (the Portfolios) as of September 30, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 1999 and 1998 and the supplementary data for each of the years in the five-year period ended September 30, 1999. These financial statements and supplementary data are the responsibility of the Portfolios management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the aforementioned Portfolios at September 30, 1999, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                            DELOITTE & TOUCHE LLP
                            Boston, Massachusetts
                            October 29, 1999

MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President and Portfolio
Manager of New York and
Ohio Municipals Portfolio

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President and Portfolio
Manager of Massachusetts and
Rhode Island Municipals Portfolios

Timothy T. Browse
Vice President and Portfolio
Manager of West Virginia
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of California, Florida,
and Mississippi Municipals
Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant